Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Leases
Schedule of right-of-use asset, net and current and non-current portion of the operating lease liabilities

	March 31, 2025	June 30, 2024
Assets
Operating lease right-of-use asset, net	$357,278	$406,726

Liabilities
Current portion of operating lease liability	$70,713	$60,343
Operating lease liability, net of current portion	295,717	349,894
Total operating lease liability	$366,430	$410,237

	June 30, 2024	June 30, 2023
Assets
Operating lease, right-of-use asset, net	$406,726	$80,789

Liabilities
Current portion of operating lease liability	$60,343	$44,909
Operating lease liability, net of current portion	349,894	42,505
Total operating lease liability	$410,237	$87,414

Schedule of future estimated minimum lease payments under non-cancelable operating leases

Year ending June 30, 2025 (Remaining 3 months)	$30,072
2026	122,042
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	486,957
Less amount representing interest	(120,527)
Present value of future minimum lease payments	366,430
Less current portion of operating lease liability	(70,713)
Operating lease liability, net of current portion	$295,717

Year ending June 30,
2025	$117,915
2026	122,042
2027	126,313
2028	130,734
2029	77,796
Total minimum lease payments	574,800
Less amount representing interest	(164,563)
Present value of future minimum lease payments	410,237
Less current portion of operating lease liability	(60,343)
Operating lease liability, net of current portion	$349,894

Schedule of weighted average remaining lease term and discount rate

	March 31, 2025	June 30, 2024

Weighted average remaining lease term (Years)
Operating lease	3.8	4.6
Weighted average discount rate
Operating lease	15.00%	15.00%

	June 30, 2024	June 30, 2023

Weighted average remaining lease term (Years)
Operating lease	4.6	1.8
Weighted average discount rate
Operating lease	15.00%	10.75%